CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation		$ 4,886	$ 118	$ 1,699
Share of loss on equity method investments, income taxes
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period	[1]	2,492	4,286	6,292
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation		8,286
Reclassification of foreign currency translation adjustment		16,685	0	0
Discontinued Operation, Tax Effect of Discontinued Operation		10,778	4,286	6,292
Cost of revenues [Member]
Share-based compensation			3	12
Research and development [Member]
Share-based compensation		463	49	98
Selling and marketing [Member]
Share-based compensation		447	30	130
General and administrative [Member]
Share-based compensation		$ 2	$ 36	$ 1,459

[1]	Golden Benefit incurred withholding income tax expense relating to retained earnings of Beijing Super TV at a 10% income tax rate. This withholding tax expense is included as income tax expenses for the discontinued operations at the amount of $3,362, $1,608, and $2,045 for the years ended December 31, 2014, 2015 and 2016, respectively.